Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 82.09%
Brazil: 4.45%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	31,800	$100,200
Banco BTG Pactual SA (Financials, Capital markets)	17,500	125,863
		226,063
Chile: 1.77%
Cencosud SA (Consumer staples, Consumer staples distribution & retail)	41,904	90,057
China: 16.34%
Baoshan Iron & Steel Co. Ltd. Class A (Materials, Metals & mining)†	50,500	45,365
China Communications Services Corp. Ltd. Class H (Industrials, Construction & engineering)†	136,000	64,522
China International Capital Corp. Ltd. Class H (Financials, Capital markets)144A†	42,800	94,173
China Resources Land Ltd. (Real estate, Real estate management & development)	22,000	101,835
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	55,010	67,220
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A†	550,000	62,060
Ganfeng Lithium Group Co. Ltd. Class H (Materials, Chemicals)144A†	7,550	48,307
Hengli Petrochemical Co. Ltd. Class A (Materials, Chemicals)†	24,600	53,560
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)†	17,400	69,778
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	22,300	185,096
Zhejiang NHU Co. Ltd. Class A (Health care, Pharmaceuticals)†	16,900	39,018
		830,934
Greece: 2.05%
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	3,043	48,012
National Bank of Greece SA (Financials, Banks)†	8,160	56,164
		104,176
India: 21.26%
Dr. Reddy’s Laboratories Ltd. ADR (Health care, Pharmaceuticals)	2,594	178,156
HDFC Bank Ltd. ADR (Financials, Banks)	3,468	236,795
ICICI Bank Ltd. ADR (Financials, Banks)	4,720	115,970
Mahindra & Mahindra Ltd. GDR (Consumer discretionary, Automobiles)	15,085	269,267
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels)144A	4,499	281,188
		1,081,376
Indonesia: 0.98%
Bank Negara Indonesia Persero Tbk PT (Financials, Banks)	84,800	49,907
Malaysia: 0.90%
RHB Bank Bhd (Financials, Banks)	36,278	45,780
Mexico: 0.94%
Grupo Bimbo SAB de CV Class A (Consumer staples, Food products)	9,150	47,556
Philippines: 1.22%
Bank of the Philippine Islands (Financials, Banks)	29,828	62,181
See accompanying notes to portfolio of investments
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Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Poland: 1.85%
Bank Polska Kasa Opieki SA (Financials, Banks)†	3,191	$94,241
Qatar: 1.09%
Industries Qatar QSC (Industrials, Industrial conglomerates)	15,141	55,448
Singapore: 3.10%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	9,200	76,913
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	69,500	80,489
		157,402
South Korea: 9.54%
Doosan Bobcat, Inc. (Industrials, Machinery)	1,446	66,364
Kia Corp. (Consumer discretionary, Automobiles)	1,480	96,024
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,894	322,756
		485,144
Taiwan: 13.83%
Advanced Energy Solution Holding Co. Ltd. (Industrials, Electrical equipment)	2,000	43,976
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	4,399	54,801
Cathay Financial Holding Co. Ltd. (Financials, Insurance)†	72,000	104,816
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)†	10,000	87,824
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)†	12,000	85,915
Formosa Plastics Corp. (Materials, Chemicals)†	16,000	42,359
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)†	13,600	46,954
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)†	3,000	65,868
momo.com, Inc. (Consumer discretionary, Broadline retail)†	2,000	38,121
Poya International Co. Ltd. (Consumer discretionary, Broadline retail)†	30	489
Realtek Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)†	5,000	68,493
Vanguard International Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)†	26,000	63,952
		703,568
Thailand: 1.32%
Thai Beverage PCL (Consumer staples, Beverages)	147,100	66,926
United Arab Emirates: 1.45%
Aldar Properties PJSC (Real estate, Real estate management & development)	52,282	73,592
Total common stocks (Cost $3,776,794)		4,174,351
Investment companies: 4.09%
United States: 4.09%
iShares MSCI Saudi Arabia ETF	4,946	208,078
Total investment companies (Cost $200,785)		208,078
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series EM

Portfolio of investments—July 31, 2023 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 9.04%
South Korea: 9.04%
LG Chem Ltd. (Materials, Chemicals)	7.83%	470	$144,726
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.28	6,998	315,134
Total preferred stocks (Cost $431,642)			459,860

		Yield
Short-term investments: 2.76%
Investment companies: 2.76%
Allspring Government Money Market Fund Select Class♠∞		5.19	140,593	140,593
Total short-term investments (Cost $140,593)				140,593
Total investments in securities (Cost $4,549,814)	97.98%			4,982,882
Other assets and liabilities, net	2.02			102,659
Total net assets	100.00%			$5,085,541

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$5,689,973	$(5,549,380)	$0	$0	$140,593	140,593	$10,842
See accompanying notes to portfolio of investments
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Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2023, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Managed Account CoreBuilder Shares - Series EM

Notes to portfolio of investments—July 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$226,063	$0	$0	$226,063
Chile	90,057	0	0	90,057
China	830,934	0	0	830,934
Greece	104,176	0	0	104,176
India	1,081,377	0	0	1,081,377
Indonesia	49,907	0	0	49,907
Malaysia	45,780	0	0	45,780
Mexico	47,556	0	0	47,556
Philippines	62,181	0	0	62,181
Poland	94,241	0	0	94,241
Qatar	55,448	0	0	55,448
Singapore	157,402	0	0	157,402
South Korea	485,143	0	0	485,143
Taiwan	703,568	0	0	703,568
Thailand	66,926	0	0	66,926
United Arab Emirates	73,592	0	0	73,592
Investment companies	208,078	0	0	208,078
Preferred stocks
South Korea	459,860	0	0	459,860
Short-term investments
Investment companies	140,593	0	0	140,593
Total assets	$4,982,882	$0	$0	$4,982,882
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period from November 16, 2022 (commencement of operations) to July 31, 2023, the Fund did not have any transfers into/out of Level 3.
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